Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2018
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in millions):

	Three Months Ended March 31,
	2018	2017
Cash paid during the period for interest, net of amounts capitalized	$242	$175

The balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate) was $200 million and $316 million as of March 31, 2018 and 2017, respectively.